CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
NET SALES	$ 82,559		$ 78,938		$ 76,694
Cost of products sold	40,768		37,919		38,690
Selling, general and administrative expense	25,973		24,998		22,630
OPERATING INCOME	15,818		16,021		15,374
Interest expense	831		946		1,358
Other non-operating income/(expense), net	332		82		483
EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	15,319		15,157		14,499
Income taxes on continuing operations	3,392		4,101		3,733
NET EARNINGS FROM CONTINUING OPERATIONS	11,927		11,056		10,766
NET EARNINGS FROM DISCONTINUED OPERATIONS	0		1,790		2,756
NET EARNINGS	11,927		12,846		13,522
Less: Net earnings attributable to noncontrolling interests	130		110		86
NET EARNINGS ATTRIBUTABLE TO PROCTER & GAMBLE	$ 11,797	[1]	$ 12,736	[1]	$ 13,436	[1]
BASIC NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 4.12	[2]	$ 3.70	[2]	$ 3.55	[2]
Earnings from discontinued operations	$ 0.00	[2]	$ 0.62	[2]	$ 0.94	[2]
BASIC NET EARNINGS PER COMMON SHARE	$ 4.12	[2]	$ 4.32	[2]	$ 4.49	[2]
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 3.93	[2],[3]	$ 3.53	[2],[3]	$ 3.39	[2]
Earnings from discontinued operations	$ 0.00	[2],[3]	$ 0.58	[2],[3]	$ 0.87	[2]
DILUTED NET EARNINGS PER COMMON SHARE	$ 3.93	[2],[3]	$ 4.11	[2],[3]	$ 4.26	[2]
DIVIDENDS PER COMMON SHARE	$ 1.97		$ 1.80		$ 1.64

[1]	Net earnings per share are calculated on net earnings attributable to Procter & Gamble.
[2]	Basic net earnings per share and diluted net earnings per share are calculated on net earnings attributable to Procter & Gamble
[3]	Diluted net earnings per share is calculated on earnings attributable to Procter & Gamble.